Equity Incentive Plans (Details) - Schedule of stock option activity - Leafly Holdings, Inc.[Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity Incentive Plans (Details) - Schedule of stock option activity [Line Items]
Number of Shares, Outstanding at beginning	5,765	5,982
Weighted Average Exercise Price, Outstanding at beginning	$ 0.33	$ 0.65
Number of Shares, Granted	6,672	4,290
Weighted Average Exercise Price, Granted	$ 0.36	$ 0.6
Number of Shares, Exercised	(260)	(548)
Weighted Average Exercise Price, Exercised	$ 0.42	$ 0.16
Number of Shares, Forfeit or expired	(203)	(3,959)
Weighted Average Exercise Price, Forfeit or expired	$ 0.39	$ 0.96
Number of Shares, Outstanding at ending	11,974	5,765
Weighted Average Exercise Price, Outstanding at ending	$ 0.35	$ 0.33
Aggregate Intrinsic Value, Outstanding at ending	$ 174	$ 242
Weighted Average Remaining Contractual Term (in years), Outstanding at ending	9 years 2 months 23 days	8 years 11 months 1 day
Number of Shares, Vested and exercisable	2,955	1,594
Weighted Average Exercise Price, Vested and exercisable	$ 0.32	$ 0.26
Aggregate Intrinsic Value, Vested and exercisable	$ 186	$ 166
Weighted Average Remaining Contractual Term (in years), Vested and exercisable	7 years 10 months 2 days	7 years 11 months 19 days